Schedule of Stockholders' Equity Note, Warrants or Rights (Details) (USD $)	6 Months Ended	12 Months Ended
	Mar. 31, 2014	Sep. 30, 2013
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights 1		$ 2,700,513
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights 2		0.75
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights 3		6,448,966
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights 4		0.75
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights 5		9,149,479
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights 1	6,448,966
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights 2	0.75
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights 3	500,000
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights 4	0.75
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights 5	120,000
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights 6	1.00
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights 7	33,833,333
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights 8	0.30
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights 9	33,833,333
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights 10	0.42
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights 11	$ 74,735,632